Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended			20 Months Ended	21 Months Ended	24 Months Ended		32 Months Ended	33 Months Ended	36 Months Ended	44 Months Ended	45 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 22, 2023	Apr. 01, 2022	May 01, 2017	Dec. 31, 2015	Mar. 31, 2024	Jun. 30, 2022	Jun. 30, 2024	Sep. 30, 2022	Dec. 31, 2017	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBMCX
Accumulated Value					$ 10,000										$ 12,460				$ 15,937			$ 13,977			$ 17,043		$ 22,141		$ 33,960		$ 30,359		$ 36,087		$ 44,340	$ 50,865
Oberweis Micro-Cap Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OMCIX
Accumulated Value				$ 1,000,000						$ 1,169,199						$ 1,028,114				$ 1,255,223			$ 1,634,295			$ 2,515,123		$ 2,253,800		$ 2,686,227		$ 3,308,391		$ 3,805,405
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBSOX
Accumulated Value					10,000										10,737				13,480			12,506			15,641		20,720		29,748		26,424		30,602		35,541	40,617
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBSIX
Accumulated Value				1,000,000						1,149,872						1,068,851				1,301,483			1,728,392			2,487,424		2,215,432		2,571,220		2,992,978		3,430,528
Oberweis Global Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBEGX
Accumulated Value					10,000										9,846				13,125			9,757			12,261		19,073		23,063		16,883		17,963		19,888	23,741
Oberweis Global Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBGIX
Accumulated Value				1,000,000						1,174,914						875,584				1,102,865			1,719,783			2,084,951		1,530,143		1,632,192		1,811,823		2,168,451
Oberweis China Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBCHX
Accumulated Value					10,000										9,078				14,076			10,415			14,198		22,221		21,018		13,193		12,177		13,066	18,407
Oberweis China Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OCHIX
Accumulated Value				1,000,000						1,328,705						985,183				1,347,941			2,113,463			2,002,938		1,262,385		1,166,729		1,255,512		1,772,797
Oberweis International Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBIOX
Accumulated Value					10,000										9,472				13,333			10,035			12,329		20,079		20,385		12,831		13,459		14,473	18,918
Oberweis International Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBIIX
Accumulated Value	$ 1,008,304	$ 1,000,000				$ 1,073,547		$ 1,058,126			$ 1,155,397			$ 1,085,898				$ 1,423,304
Oberweis Focused International Growth Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OFIGX
Accumulated Value			$ 100,000				$ 78,300		$ 70,900			$ 77,249					$ 90,071				$ 100,687			$ 136,766
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value				1,000,000	10,000					1,136,961					11,196	1,087,114			13,640	1,429,406		13,042	1,692,399		17,149	2,178,209	20,304	1,783,717	26,132	2,252,614	21,399	2,816,211	27,025	3,319,750	33,786	39,827
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	1,011,631	1,000,000	$ 100,000	1,000,000	10,000	1,070,153	$ 85,898	1,065,652	$ 77,860	1,136,942	1,143,041	$ 91,361		1,050,307	10,100	980,154	$ 108,024	1,378,226	12,628	1,195,931	$ 112,154	10,887	1,289,401	$ 147,170	13,284	1,434,632	14,322	1,227,303	15,935	1,451,138	13,632	1,506,617	16,118	1,977,001	16,735	21,959
MSCI China Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI China Net Index
Accumulated Value				1,000,000	10,000					1,328,889					10,090	1,078,050			15,545	1,330,930		12,611	1,723,474		15,569	1,349,146	20,161	1,053,272	15,782	935,333	12,321	1,116,968	10,941	1,465,157	13,066	17,139
Russell Microcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Microcap Growth Index
Accumulated Value				1,000,000	10,000					1,124,248					10,686	964,809			12,466	1,189,870		10,698	1,667,348		13,193	1,682,029	18,487	1,181,461	18,650	1,289,062	13,100	1,571,552	14,293	1,914,843	17,425	21,232
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Growth Index
Accumulated Value				1,000,000	10,000					1,138,670					11,132	1,032,683			13,599	1,326,826		12,334	1,786,337		15,847	1,836,976	21,335	1,352,795	21,939	1,605,206	16,157	1,848,463	19,171	2,088,999	22,077	24,949
MSCI ACWI Small-Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Small-Cap Index
Accumulated Value				$ 1,000,000	10,000					$ 1,145,658					11,159	$ 980,776			13,816	$ 1,222,574		11,827	$ 1,422,183		14,743	$ 1,651,098	17,151	$ 1,342,849	19,911	$ 1,568,943	16,194	$ 1,689,149	18,920	$ 2,022,221	20,370	24,387
MSCI World ex-US Small Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World ex-US Small Cap Growth Index
Accumulated Value	$ 1,013,888	$ 1,000,000			$ 10,000	$ 1,036,850		$ 1,023,379			$ 1,125,548			$ 1,039,979	$ 10,086			$ 1,348,788	$ 13,543			$ 11,135			$ 14,257		$ 17,526		$ 19,073		$ 13,919		$ 15,390		$ 15,786	$ 20,474